NORWEST ADVANTAGE FUNDS

                               INSTITUTIONAL FUNDS

                         Supplement Dated July 19, 1999
         to Prospectus Dated October 1, 1998 as Amended December 1, 1998


                             I. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

The reorganizations contemplate, however, that each of the following funds or classes of funds of Norwest Advantage Funds will reorganize into a portfolio of Wells Fargo Funds Trust that may have somewhat different investment policies from those of the fund and may combine with other Stagecoach or Norwest Advantage funds:


           Norwest Advantage Funds                                       Wells Fargo Funds Trust

           Valugrowth Stock Fund                              --         Growth Fund
           Small Company Stock Fund                           --         Small Cap Fund
           Limited-Term Government Income Fund                --         Limited-Term Government Income Fund
           Total Return Bond Fund                             --         Income Fund
           Treasury Plus Fund                                 --         Treasury Plus Money Market Fund
           Investor Shares of                                 --         Money Market Fund
             Ready Cash Investment Fund


You may not purchase shares of the Wells Fargo Funds Trust portfolios until after the reorganizations occur, but you currently may purchase shares of substantially similar funds within the Stagecoach or Norwest Advantage fund families.

You need not act with respect to the reorganizations at this time or make any changes to your investments. Norwest Advantage Funds and Wells Fargo Funds Trust mailed proxy materials to you in June if you were a shareholder as of May 6, 1999. These materials describe the reorganizations in detail, including any effect on expense ratios. If you buy fund shares after that date, you will not be entitled to vote those shares on the fund's reorganization, but you may request a copy of the proxy materials.

The funds' reorganizations (except for those of Ready Cash Investment Fund and Municipal Money Market Fund) are expected to be tax-free transactions. Ready Cash Investment Fund's and Municipal Money Market Fund's reorganizations will not be tax-free transactions, but are not expected to result in tax consequences to shareholders. THE REORGANIZATIONS WILL NOT TRIGGER ANY SALES CHARGES.

If you have any questions or, if you want to request a copy of the proxy materials, you should call 1-800-394-0736.

       II. CHANGES TO PURCHASES, REDEMPTIONS AND EXCHANGES OF FUND SHARES

The following table replaces the table in the section entitled "General Purchase Information" on page 73 of the prospectus:

       Fund                                         Orders Must Be Received                Payment Must Be
                                                               By                            Received By
       Cash Investment Fund                         3:00 p.m., Eastern Time            4:00 p.m., Eastern Time
       Ready Cash Investment Fund                   3:00 p.m., Eastern Time            4:00 p.m., Eastern Time
       U.S. Government Fund                         2:00 p.m., Eastern Time            4:00 p.m., Eastern Time
       Treasury Plus Fund                           5:00 p.m., Eastern Time            5:00 p.m., Eastern Time
       Treasury Fund                                1:00 p.m., Eastern Time            4:00 p.m., Eastern Time
       Municipal Money Market Fund                     Noon, Eastern Time              4:00 p.m., Eastern Time

You should use the following new addresses when mailing or wiring funds to your Norwest Advantage Funds account or sending written requests to the transfer agent:

         BY REGULAR MAIL:                   Norwest Advantage Funds
                                            P.O. Box 8265
                                            Boston, MA 02266-8265

         BY OVERNIGHT MAIL ONLY TO:         Norwest Advantage Funds
                                            Attn:  CCSU
                                            Boston Financial
                                            66 Brooks Drive
                                            Braintree, MA 02184

         BY WIRE TO:                        State Street Bank & Trust
                                            Boston, MA
                                            ABA 011000028
                                            FNF: (Norwest Advantage Fund name)
                                            AC: 9905-434-8
                                            For Further Credit: _____________
                                            (Name on Norwest Advantage Fund
                                            Account and Fund Account Number)

You should use these addresses instead of those currently set forth in the section of your current Prospectus describing how to buy and sell fund shares. All other information in that section remains unchanged. YOUR CURRENT SHAREHOLDER SERVICES TELEPHONE NUMBER WILL REMAIN THE SAME. FOR INFORMATION ON YOUR ACCOUNT, YOU SHOULD CONTINUE TO CALL 1-612-667-8833 (MINNEAPOLIS/ST. PAUL) OR 1-800-338-1348 (ELSEWHERE) AND PRESS OPTION 3.


                       III. INTERNATIONAL EQUITY PORTFOLIO

Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund and Growth Equity Fund invest in Portfolios (as defined in the Prospectus). Each of the Funds now invests in International Equity Portfolio in addition to the Portfolios in the Prospectus. This Portfolio is advised by Wells Fargo Bank ("WFB") and subadvised by Wells Capital Management Incorporated ("WCM"), affiliates of Norwest. References in the Prospectus to the "Adviser" include, as applicable, references to WFB and references to "Subadviser" include, as applicable, references to WCM.

a. INVESTMENT OBJECTIVE AND POLICY. The following is inserted immediately preceding the section entitled "Schroder EM Core Portfolio" on Page 55:

         INTERNATIONAL EQUITY PORTFOLIO. The Portfolio seeks long-term total return, with an emphasis on capital appreciation, by investing primarily in equity securities of foreign companies. The Portfolio invests at least 80% of its assets in a diversified portfolio of common stock of companies located or operating in developed and emerging markets. It is expected that the securities held by the Portfolio will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the United States. The Portfolio must invest its assets in the securities of at least five different countries other than the United States. The Portfolio may also invest in American Depositary Receipts, European Depositary Receipts, or other similar instruments convertible into securities of foreign issuers.

         The Adviser uses a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth. The Adviser considers a company's historical performance and its projected future earnings. The Adviser also considers other key criteria such as a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment. In allocating among countries, regions and industry sectors, the Adviser considers economic growth prospects, monetary and fiscal policies, political stability, currency trends, market liquidity and investor sentiment.


    Currency Rate Risk        Foreign Risk         Geographic Concentration Risk
    Leverage Risk             Market Risk


b. ADVISER, SUBADVISER AND PORTFOLIO MANAGERS. The following is inserted immediately following the paragraph entitled "Schroder Capital Management International Inc." on Page 60:

         WELLS FARGO BANK, or WFB, is the investment adviser for International Equity Portfolio. In this capacity, WFB makes investment decisions for and administers the Portfolio's investment program. WFB's address is 525 Market Street, San Francisco, CA 94105.

The following is inserted immediately following the paragraph entitled "Smith Asset Management Group, L.P." on page 60:

         WELLS CAPITAL MANAGEMENT INCORPORATED, or WCM, a wholly-owned subsidiary of WFB, is the investment Subadviser for International Equity Portfolio. WCM provides investment advisory services to various bank and thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, corporations and other business entities. WCM's address is 525 Market Street, 10th Floor, San Francisco, CA 94105.

The  following  is  inserted  immediately   preceding  the  subsection  entitled
"Schroder EM Core Portfolio" on Pages 64, 66 and 68:


    PORTFOLIO:          International Equity Portfolio
    SUBADVISEr:         WCM
    PORTFOLIO MANAGERS: Katherine Schapiro, CFA (1999) and Stacey Ho, CFA (1999)
    ADVISORY FEE:       1.20%

The following is inserted immediately preceding the section entitled "Dormant Investment Advisory Arrangements" on Page 72:

          Wells Fargo Portfolio Managers:

          STACEY HO, CFA, associated with WCM since 1997. Ms. Ho is co-manager for the international equity portfolios and funds. Prior thereto, she was a senior portfolio manager at Clemente Capital Management and prior thereto, managed Japanese and U.S. equity portfolios at Edison International.

          KATHERINE SCHAPIRO, CFA, associated with WFB since 1992. Prior to her association with WFB, she was a vice president and fund manager for Newport Pacific Management, an international investment advisory firm based in San Francisco. Ms. Schapiro is President of the Security Analysts of San Francisco.

c. ALLOCATION OF ASSETS TO INTERNATIONAL EQUITY PORTFOLIO. The following table sets forth the current allocations of each Fund in the International style and in the international Portfolios. The table also lists the applicable page number in the Prospectus and the number of Portfolios in which the Fund invests.


----------------------------------------- ------------ ---------------- ---------------- --------------- ---------------
                                                                                         International    Schroder EM
                                                        International    International       Equity      Core Portfolio
                                                            Style          Portfolio       Portfolio
                                                       ---------------- ---------------- --------------- ---------------
                                                       ------ --------- ------ --------- ----- --------- ----- ---------
Fund Name           (Page Numbers)        Portfolios     %    % Range    %     % Range    %    % Range    %    % Range
----------------------------------------- ------------ ------ --------- ------ --------- ----- --------- ----- ---------
Strategic Income          (35)                 17         3    1.5-4.5    2.2   0.9-3.5   0.7   0.3-1.0   0.1    0-0.7
Moderate Balanced         (39-400              16         6    3.8-8.3    4.4   2.3-6.4   1.4   0.8-1.9   0.2    0-1.3
Growth Balanced           (40-41)              15        9.8   6.8-12.8   7.2   4.2-9.9   2.2   1.5-2.9   0.4     0-2
Aggressive Balanced-Equity(41-42)              15        12      9-15     8.8   5.6-11.6  2.7    2-3.4    0.5    0-2.3
Diversified Equity        (44-45)              12        15    13.5-16.5 11.0   8.1-13.1  3.4   1.9-4.9   0.6    0-2.6
Growth Equity             (45-46)               9        30     28-32    22.1   17-25.3   6.8   4.8-8.8   1.2    0-5.1

----------------------------------------- ------------ ------ --------- ------ --------- ----- --------- ----- ---------


                        IV. SMALL COMPANY STOCK PORTFOLIO

Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and Small Company Stock Fund invest in Small Company Stock Portfolio. All references in the prospectus to Crestone Capital Management, Inc. (subadviser of Small Company Stock Portfolio) and to Kirk McCown of Crestone, the portfolio manager of the Portfolio, are deleted.

The portfolio  manager for Small  Company Stock  Portfolio (as described on page
70) has been changed. The following replaces, in its entirety, the subsection beginning "Portfolio: Small Company Stock Portfolio" under the sections entitled "Strategic Income Fund," "Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund," "Diversified Equity Fund, Growth Equity Fund," "Diversified Small Cap Fund" and "Small Company Stock Fund" in the tables on Pages 64 to 69:


         PORTFOLIO:                 Small Company Stock Portfolio
         PORTFOLIO MANAGERS:        Kenneth Lee (1999) and Thomas Zeifang (1999)
         ADVISORY FEE:              0.90%

The following is inserted in the section entitled "Portfolio Managers-Norwest Portfolio Managers" on Page 70:

         KENNETH LEE, associated with Norwest or its affiliates since 1999. Mr. Lee also provides fundamental security analysis and portfolio management at WCM. He has been associated with WCM or its affiliates since 1993.

         THOMAS ZEIFANG, associated with Norwest or its affiliates since 1999. Mr. Zeifang also is a portfolio manager at WCM, with whom he has been associated since 1995. Prior to 1995, he served as an analyst at Fleet Investment Advisors.


                         V. SMALL CAP OPPORTUNITIES FUND

Small Cap Opportunities Fund formerly invested all of its assets in Schroder U.S. Smaller Companies Portfolio. The Fund currently invests all of its assets directly in a portfolio of securities. References in the Prospectus to "Schroder U.S. Smaller Companies Portfolio" are deleted. The Fund's investment adviser is Norwest Investment Management, Inc. ("Norwest") and the Fund's investment subadviser is Schroder Capital Management International Inc. ("Schroder"). The Fund's portfolio manager, investment objective and policies did not change. Norwest is entitled to receive an annual fee of 0.60% of the Fund's average daily net assets. The Fund does not compensate Schroder directly for subadvisory services; rather, Norwest compensates Schroder out of Norwest's advisory fee. The Fund's annual operating expense ratio net of fee waivers and expense reimbursements will remain the same. The Fund's total annual operating expenses and other expenses absent fee waivers and expense reimbursements are estimated to be 1.28% and 0.68%, respectively.


                           VI. STABLE INCOME PORTFOLIO

Stable Income Fund, Strategic Income Fund and Moderate Balanced Fund invest in Stable Income Portfolio. Effective July 19, 1999, John Huber is the sole portfolio manager of the Portfolio. All references to Karl P. Tourville are deleted. The following replaces, in its entirety, the subsection beginning "Portfolio: Stable Income Portfolio" under the sections entitled "Stable Income Fund," "Strategic Income Fund," and "Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund," in the tables on Pages 62 to 65:


         PORTFOLIO:                  Stable Income Portfolio
         PORTFOLIO MANAGER:          John Huber (1998)
         ADVISORY FEE:               0.30%


                           VII. VALUGROWTH STOCK FUND

Ms. Kelli K. Hill became the portfolio manager for ValuGrowth Stock Fund (as described on page 67) on July 1, 1999. All references in the prospectus to Charles J. Meyer, the portfolio manager of the Fund prior to July 1, 1999 are deleted. The following replaces, in its entirety, the subparagraph entitled "ValuGrowth Stock Fund" under the section entitled "Equity Funds" on Page 67:


         PORTFOLIO MANAGER:          Kelli K. Hill (1999)
         ADVISORY FEE:               0.80%- 1st $300 million,
                                     0.76%- next $400 million, 0.72%- remaining

The following is inserted in the section entitled "Portfolio Managers-Norwest Portfolio Managers" on Page 70:

          KELLI K. HILL, associated with Norwest since 1999. Ms. Hill is also a portfolio manager at WCM, with whom she has been associated since
          1989. Ms. Hill is also the Treasurer for the San Francisco Ballet Association Encore!, and a board member for Las Casa de les Madres, the largest women's shelter in the San Francisco area.


                     VIII. DETERMINATION OF NET ASSET VALUE

The following table replaces the table in the section entitled "Determination of Net Asset Value" on page 82 of the prospectus:


Municipal Money Market Fund                                          Noon, Eastern Time
Treasury Fund                                                   1:00 p.m., Eastern Time
U.S. Government Fund                                            2:00 p.m., Eastern Time
Cash Investment Fund and Ready Cash Investment Fund             3:00 p.m., Eastern Time
Each Other Fund                                                 4:00 p.m., Eastern Time
Treasury Plus Fund                                              5:00 p.m., Eastern Time


                             NORWEST ADVANTAGE FUNDS

                                   STOCK FUNDS

                        Supplement Dated July 19, 1999 to
              Prospectus Dated October 1, 1998 as Amended March 1, 1999



                             I. FUND REORGANIZATIONS

       On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

       If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

       The reorganizations contemplate, however, that each of the following funds or classes of funds of Norwest Advantage Funds will reorganize into a portfolio of Wells Fargo Funds Trust that may have somewhat different investment policies from those of the fund and may combine with other Stagecoach or Norwest Advantage funds:


           Norwest Advantage Funds                       Wells Fargo Funds Trust

           Valugrowth Stock Fund      --                 Growth Fund
           Small Company Stock Fund   --                 Small Cap Fund


       You may not purchase shares of the Wells Fargo Funds Trust portfolios until after the reorganizations occur, but you currently may purchase shares of substantially similar funds within the Stagecoach or Norwest Advantage fund families.

       You need not act with respect to the reorganizations at this time or make any changes to your investments. Norwest Advantage Funds and Wells Fargo Funds Trust mailed proxy materials to you in June if you were a shareholder as of May 6, 1999. These materials describe the reorganizations in detail, including any effect on expense ratios. If you buy fund shares after that date, you will not be entitled to vote those shares on the fund's reorganization, but you may request a copy of the proxy materials.

       You should be aware that, for certain Share Classes of certain Funds, expense ratio increases of up to 0.28% are contemplated. In other cases, expense ratios are expected to remain unchanged. THE FUNDS' REORGANIZATIONS ARE EXPECTED TO BE TAX-FREE TRANSACTIONS. THE REORGANIZATIONS WILL NOT TRIGGER ANY SALES CHARGES.

       If you have any questions or, if you want to request a copy of the proxy materials, you should call 1-800-394-0736.

                          II. CHANGES IN SALES CHARGES

       Beginning  May 17,  1999,  the sales  load  structure  for A Shares and B
       Shares will change to the structure set forth below. This information about the funds' sales charge structure replaces all corresponding information about sales charges in your current Prospectus.


       A SHARES*

                                                                          BROKER-DEALER
             BREAKPOINT                            LOAD                    REALLOWANCE
-------------------------------------------------------------------------------------------------------------------
(symbol less than) $50,000                         5.75%                     5.00%
             $50,000-99,999                        4.75%                     4.00%
             $100,000-249,999                      3.75%                     3.00%
             $250,000-499,999                      2.75%                     2.25%
             $500,000-999,999                      2.00%                     1.75%
             >$1,000,000                           0.00%                     1.00%

       *If you redeem A Shares purchased without a sales charge within one year of the date of purchase, the funds may impose a 1.00% charge. This charge is based on the lower of the NAV of the shares redeemed on the date of purchase or the date of redemption.

       B SHARES

       If you purchase B Shares of any fund after May 17, 1999, those shares will not convert into A Shares until the beginning of the eighth year after your purchase. You will pay a CDSC on these B Shares as follows if you redeem them before they convert:


       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
                        Broker
                        Payout     Year 1    Year 2     Year 3    Year 4     Year 5    Year 6     Year 7
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
         CDSC             4%         5%        4%          3%       3%         2%        1%         0%
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------


       EXCHANGES

       Beginning May 17, 1999, if you exchange A Shares of a fund for A Shares of another fund with a higher sales load, you will not be required to pay the difference in the sales load.

       SALES CHARGE REDUCTION PROGRAM ENHANCEMENTS:

       A SHARES
       Beginning May 17, 1999, if you purchase A Shares of a Norwest Advantage Fund, that purchase may count towards reductions of sales charges for purchases of Class A shares of funds in the Stagecoach fund family. Currently, through Rights of Accumulation, you may reduce the sales charges you pay on A Shares of Norwest Advantage Funds by accumulating purchases of different Norwest Advantage Funds to reach one of the breakpoints listed in this Supplement. You also may pay a lower sales charge by signing a Statement of Intention to invest a specific amount over a certain period of time. Beginning May 17, 1999, you may use your Norwest Advantage Funds Right of Accumulation or Statement of Intention to accumulate purchases of different Norwest Advantage Funds AND STAGECOACH FUNDS to reach a breakpoint in the sales charges for A Shares.

       B SHARES

       For Class B shares purchased after May 17, 1999, a fund will not charge any CDSC for your withdrawal of B Shares under an Automatic Withdrawal Plan, provided that your aggregate withdrawal of the fund's shares under the Plan does not exceed 10% (including dividend and capital gain distributions) annually of your B Shares shareholdings of the fund, based on the anniversary date of the Plan.

       III. CHANGES TO PURCHASES, REDEMPTIONS AND EXCHANGES OF FUND SHARES

       You should use the following new addresses when mailing or wiring funds to your Norwest Advantage Funds account or sending written requests to the transfer agent:

         BY REGULAR MAIL:                   Norwest Advantage Funds
                                            P.O. Box 8265
                                            Boston, MA 02266-8265

         BY OVERNIGHT MAIL ONLY TO:         Norwest Advantage Funds
                                            Attn:  CCSU
                                            Boston Financial
                                            66 Brooks Drive
                                            Braintree, MA 02184

         BY WIRE TO:                        State Street Bank & Trust
                                            Boston, MA
                                            ABA 011000028
                                            FNF: (Norwest Advantage Fund name)
                                            AC: 9905-434-8
                                            For Further Credit: _____________
                                            (Name on Norwest Advantage Fund
                                            Account and Fund Account Number)

       You should use these addresses instead of those currently set forth in the section of your current Prospectus describing how to buy and sell fund shares. All other information in that section remains unchanged. YOUR CURRENT SHAREHOLDER SERVICES TELEPHONE NUMBER WILL REMAIN THE SAME. FOR INFORMATION ON YOUR ACCOUNT, YOU SHOULD CONTINUE TO CALL 1-612-667-8833 (MINNEAPOLIS/ST. PAUL) OR 1-800-338-1348 (ELSEWHERE) AND
       PRESS OPTION 3.


                        IV. SMALL CAP OPPORTUNITIES FUND

Small Cap Opportunities Fund formerly invested all of its assets in Schroder U.S. Smaller Companies Portfolio. The Fund currently invests all of its assets directly in a portfolio of securities. References in the Prospectus to "Schroder U.S. Smaller Companies Portfolio" are deleted. The Fund's investment adviser is Norwest Investment Management, Inc. ("Norwest") and the Fund's investment subadviser is Schroder Capital Management International Inc. ("Schroder"). The Fund's portfolio manager, investment objective and policies did not change. Norwest is entitled to receive an annual fee of 0.60% of the Fund's average daily net assets. The Fund does not compensate Schroder directly for subadvisory services; rather, Norwest compensates Schroder out of Norwest's advisory fee. The Fund's annual operating expense ratio net of fee waivers and expense reimbursements will remain the same. The Fund's total annual operating expenses and other expenses absent fee waivers and expense reimbursements are estimated to be 1.46% and 0.86% for A shares and 2.47% and 1.87% for B shares, respectively.


                            V. VALUGROWTH STOCK FUND

Ms. Kelli K. Hill became the portfolio manager for ValuGrowth Stock Fund (as described on page 43) on July 1, 1999. All references in the prospectus to Charles J. Meyer, the portfolio manager of the Fund prior to July 1, 1999, are deleted. The following replaces, in its entirety, the subparagraph entitled "ValuGrowth Stock Fund" under the section entitled "Management of the Funds" on Page 43:

         PORTFOLIO MANAGER:          Kelli K. Hill (1999)
         ADVISORY FEE:               0.80%- 1st $300 million,
                                     0.76%- next $400 million, 0.72%- remaining

The  following  replaces  the  section  entitled   "Portfolio   Managers-Norwest
Portfolio Managers" on Page 46:

          KELLI K. HILL, associated with Norwest since 1999. Ms. Hill is also a portfolio manager at WCM, with whom she has been associated since
          1989. Ms. Hill is also the Treasurer for the San Francisco Ballet Association Encore!, and a board member for Las Casa de les Madres, the largest women's shelter in the San Francisco area.


                       VI. ANNUAL FUND OPERATING EXPENSES

As indicated in footnote 7 on page 7, Other Expenses and Total Operating Expenses, absent estimated expense reimbursements and waivers, have increased for the A share class of Growth Balanced Fund, Large Company Growth Fund and Diversified Small Cap Fund. Absent estimated expense reimbursements and waivers, Other Expenses and Total Operating Expenses would be 0.58% and 1.50% for Growth Balanced Fund, 0.60% and 1.43% for Large Company Growth Fund and 1.72% and 3.05% for Diversified Small Cap Fund. Because each Fund's Other Expenses and Total Operating Expenses, after estimated expense reimbursements and waivers, will not change, the fees that you pay will not increase.

                             NORWEST ADVANTAGE FUNDS

                                  INCOME FUNDS

                         Supplement Dated July 19, 1999
                       to Prospectus Dated October 1, 1998


                             I. FUND REORGANIZATIONS

       On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

       If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

       The reorganizations contemplate, however, that Total Return Bond Fund of Norwest Advantage Funds will reorganize into Income Fund of Wells Fargo Funds Trust, which has somewhat different investment policies from Total Return Bond Fund and may combine with another Norwest Advantage Fund.

       You may not purchase shares of the Wells Fargo Funds Trust portfolios until after the reorganizations occur, but you currently may purchase shares of substantially similar funds within the Stagecoach or Norwest Advantage fund families.

       You need not act with respect to the reorganizations at this time or make any changes to your investments. Norwest Advantage Funds and Wells Fargo Funds Trust mailed proxy materials to you in June if you were a shareholder as of May 6, 1999. These materials describe the reorganizations in detail, including any effect on expense ratios. If you buy fund shares after that date, you will not be entitled to vote those shares on the fund's reorganization, but you may request a copy of the proxy materials.

       You should be aware that, for certain share classes of certain Funds, expense ratio increases of up to 0.28% are contemplated. In other cases, expense ratios are expected to remain unchanged. THE FUNDS' REORGANIZATIONS ARE EXPECTED TO BE TAX-FREE TRANSACTIONS. THE REORGANIZATIONS WILL NOT TRIGGER ANY SALES CHARGES.

       If you have any questions or, after early June, if you want to request a copy of the proxy materials, you should call 1-800-394-0736.


         II. CHANGES TO PURCHASES, REDEMPTIONS AND EXCHANGES OF FUND SHARES

       After May 17, 1999, you should use the following new addresses when mailing or wiring funds to your Norwest Advantage Funds account or sending written requests to the transfer agent:

         BY REGULAR MAIL:             Norwest Advantage Funds
                                          P.O. Box 8265
                                          Boston, MA  02266-8265


         BY OVERNIGHT MAIL ONLY TO:   Norwest Advantage Funds
                                          Attn:  CCSU
                                          Boston Financial
                                          66 Brooks Drive
                                          Braintree, MA 02184

         BY WIRE TO:                  State Street Bank & Trust
                                          Boston, MA
                                          ABA 011000028
                                          FNF: (Norwest Advantage Fund name]
                                          AC: 9905-434-8
                                          For Further Credit: _____________
                                         (Name on Norwest Advantage Fund Account
                                          and Fund Account Number)


       You should use these addresses instead of those currently set forth in the section of your current Prospectus describing how to buy and sell fund shares. All other information in that section remains unchanged. YOUR CURRENT SHAREHOLDER SERVICES TELEPHONE NUMBER WILL REMAIN THE SAME. FOR INFORMATION ON YOUR ACCOUNT, YOU SHOULD CONTINUE TO CALL 1-612-667-8833 (MINNEAPOLIS/ST. PAUL) OR 1-800-338-1348 (ELSEWHERE) AND
       PRESS OPTION 3.


                          III. CHANGES IN SALES CHARGES

       Beginning  May 17,  1999,  the sales  load  structure  for A Shares and B
       Shares will change to the structure set forth below. This information about the funds' sales charge structure replaces all corresponding information about sales charges in your current Prospectus. The sales load structure for A and B share classes of the Stable Income Fund will not change. Please refer to a current copy of your Prospectus for information on the load structures of this fund.

       A SHARES*

                                                                          BROKER-DEALER
             BREAKPOINT                            LOAD                    REALLOWANCE
-------------------------------------------------------------------------------------------------------------------
(symbol less than) $50,000                         4.50%                     4.00%
             $50,000-99,999                        4.00%                     3.50%
             $100,000-249,999                      3.50%                     3.00%
             $250,000-499,999                      2.50%                     2.25%
             $500,000-999,999                      2.00%                     1.75%
             >$1,000,000                           0.00%                     1.00%

       *If you redeem A Shares purchased without a sales charge within one year of the date of purchase, the funds may impose a 1.00% charge. This charge is based on the lower of the NAV of the shares redeemed on the date of purchase or the date of redemption.

       B SHARES

       If you purchase B Shares of any fund after May 17, 1999, those shares will not convert into A Shares until the beginning of the eighth year after your purchase. You will pay a CDSC on these B Shares as follows if you redeem them before they convert:


       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
                        Broker
                        Payout     Year 1    Year 2     Year 3    Year 4     Year 5    Year 6     Year 7
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
         CDSC             4%         5%        4%          3%       3%         2%        1%         0%
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------

       EXCHANGES

       Beginning May 17, 1999, if you exchange A Shares of a fund for A Shares of another fund with a higher sales load, you will not be required to pay the difference in the sales load.

       SALES CHARGE REDUCTION PROGRAM ENHANCEMENTS:

       A SHARES
       Beginning May 17, 1999, if you purchase A Shares of a Norwest Advantage Fund, that purchase may count towards reductions of sales charges for purchases of Class A shares of funds in the Stagecoach fund family. Currently, through Rights of Accumulation, you may reduce the sales charges you pay on A Shares of Norwest Advantage Funds by accumulating purchases of different Norwest Advantage Funds to reach one of the breakpoints listed in this Supplement. You also may pay a lower sales charge by signing a Statement of Intention to invest a specific amount over a certain period of time. Beginning May 17, 1999, you may use your Norwest Advantage Funds Right of Accumulation or Statement of Intention to accumulate purchases of different Norwest Advantage Funds AND STAGECOACH FUNDS to reach a breakpoint in the sales charges for A Shares.

       B SHARES
       For Class B shares purchased after May 17, 1999, a fund will not charge any CDSC for your withdrawal of B Shares under an Automatic Withdrawal Plan, provided that your aggregate withdrawal of the fund's shares under the Plan does not exceed 10% (including dividend and capital gain distributions)annually of your B Shares shareholdings of the fund, based on the anniversary date of the Plan.

                           IV. STABLE INCOME PORTFOLIO

Stable Income Fund invests in Stable Income Portfolio. Effective July 19, 1999, John Huber is the sole portfolio manager of the Portfolio. All references to Karl P. Tourville are deleted. The following replaces, in its entirety, the subsection beginning "Stable Income Fund" under the sections entitled "Investment Advisory Services," in the table on page 24:


         PORTFOLIO:                  Stable Income Portfolio
         SUBADVISER:                 Galliard
         PORTFOLIO MANAGER:          John Huber (1998)
         ADVISORY FEE:               0.30%

                             NORWEST ADVANTAGE FUNDS

                               MONEY MARKET FUNDS

                         Supplement Dated July 19, 1999
                       to Prospectus Dated October 1, 1998


                             I. FUND REORGANIZATIONS

       On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

       If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

       The reorganizations contemplate, however, that each of the following funds or classes of funds of Norwest Advantage Funds will reorganize into a portfolio of Wells Fargo Funds Trust that may have somewhat different investment policies from those of the fund and may combine with other Stagecoach or Norwest Advantage funds:

           Norwest Advantage Funds               Wells Fargo Funds Trust

           Treasury Plus Fund         --         Treasury Plus Money Market Fund
           Investor Shares of         --         Money Market Fund
             Ready Cash Investment Fund


       You may not purchase shares of the Wells Fargo Funds Trust portfolios until after the reorganizations occur, but you currently may purchase shares of substantially similar funds within the Stagecoach or Norwest Advantage fund families.

       You need not act with respect to the reorganizations at this time or make any changes to your investments. Norwest Advantage Funds and Wells Fargo Funds Trust mailed proxy materials to you in June if you were a shareholder as of May 6, 1999. These materials describe the reorganizations in detail, including any effect on expense ratios. If you buy fund shares after that date, you will not be entitled to vote those shares on the fund's reorganization, but you may request a copy of the proxy materials.

       The funds' reorganizations (except for those of Ready Cash Investment Fund and Municipal Money Market Fund) are expected to be tax-free transactions. Ready Cash Investment Fund's and Municipal Money Market Fund's reorganizations will not be tax-free transactions, but are not expected to result in tax consequences to shareholders. The reorganizations will not trigger any sales charges.

       If you have any questions or, if you want to request a copy of the proxy materials, you should call 1-800-394-0736.


         II. CHANGES TO PURCHASES, REDEMPTIONS AND EXCHANGES OF FUND SHARES

       The  following   table  replaces  the  table  in  the  section   entitled
       "Determination of Net Asset Value" on page 28 of the prospectus:


Cash Investment Fund                                  3:00 p.m., Eastern Time
Ready Cash Investment Fund                            3:00 p.m., Eastern Time
U.S. Government Fund                                  2:00 p.m., Eastern Time
Treasury Plus Fund                                    5:00 p.m., Eastern Time
Treasury Fund                                         1:00 p.m., Eastern Time
Municipal Money Market Fund                              Noon, Eastern Time

       After May 17, 1999, you should use the following new addresses when mailing or wiring funds to your Norwest Advantage Funds account or sending written requests to the transfer agent:

         BY REGULAR MAIL:                Norwest Advantage Funds
                                             P.O. Box 8265
                                             Boston, MA 02266-8265

         BY OVERNIGHT MAIL ONLY TO:      Norwest Advantage Funds
                                             Attn:  CCSU
                                             Boston Financial
                                             66 Brooks Drive
                                             Braintree, MA 02184

         BY WIRE TO:                     State Street Bank & Trust
                                             Boston, MA
                                             ABA 011000028
                                             FNF: (Norwest Advantage Fund name]
                                             AC: 9905-434-8
                                             For Further Credit:___________
                                            (Name on Norwest Advantage Fund
                                             Account and Fund Account Number)

       You should use these addresses instead of those currently set forth in the section of your current Prospectus describing how to buy and sell fund shares. All other information in that section remains unchanged. YOUR CURRENT SHAREHOLDER SERVICES TELEPHONE NUMBER WILL REMAIN THE SAME. FOR INFORMATION ON YOUR ACCOUNT, YOU SHOULD CONTINUE TO CALL 1-612-667-8833 (MINNEAPOLIS/ST. PAUL) OR 1-800-338-1348 (ELSEWHERE) AND
       PRESS OPTION 3.

                             NORWEST ADVANTAGE FUNDS

                              TAX-FREE INCOME FUNDS

                         Supplement Dated July 19, 1999
                       to Prospectus Dated October 1, 1998


                             I. FUND REORGANIZATIONS

       On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

       If shareholders approve the reorganizations, each Tax-Free Income Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and investment policies. These Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families that have substantially different investment objectives or strategies.

       You may not purchase shares of the Wells Fargo Funds Trust portfolios until after the reorganizations occur, but you currently may purchase shares of substantially similar funds within the Stagecoach or Norwest Advantage fund families.

       You need not act with respect to the reorganizations at this time or make any changes to your investments. Norwest Advantage Funds and Wells Fargo Funds Trust mailed proxy materials to you in June if you were a shareholder as of May 6, 1999. These materials describe the reorganizations in detail, including any effect on expense ratios. If you buy fund shares after that date, you will not be entitled to vote those shares on the fund's reorganization, but you may request a copy of the proxy materials.

       You should be aware that, for certain share classes of certain Funds, expense ratio increases of up to 0.28% are contemplated. In other cases, expense ratios are expected to remain unchanged. THE FUNDS' REORGANIZATIONS ARE EXPECTED TO BE TAX-FREE TRANSACTIONS. THE REORGANIZATIONS WILL NOT TRIGGER ANY SALES CHARGES.

       If you have any questions or, after early June, if you want to request a copy of the proxy materials, you should call 1-800-394-0736.


          II. Changes to Purchases, Redemptions and Exchanges of Fund Shares

       After May 17, 1999, you should use the following new addresses when mailing or wiring funds to your Norwest Advantage Funds account or sending written requests to the transfer agent:

         BY REGULAR MAIL:                  Norwest Advantage Funds
                                              P.O. Box 8265
                                              Boston, MA 02266-8265

         BY OVERNIGHT MAIL ONLY TO:        Norwest Advantage Funds
                                              Attn:  CCSU
                                              Boston Financial
                                              66 Brooks Drive
                                              Braintree, MA 02184

         BY WIRE TO:                       State Street Bank & Trust
                                              Boston, MA
                                              ABA 011000028
                                              FNF: (Norwest Advantage Fund name]
                                              AC: 9905-434-8
                                              For Further Credit: _____________
                                             (Name on Norwest Advantage Fund
                                              Account and Fund Account Number)

       You should use these addresses instead of those currently set forth in the section of your current Prospectus describing how to buy and sell fund shares. All other information in that section remains unchanged. YOUR CURRENT SHAREHOLDER SERVICES TELEPHONE NUMBER WILL REMAIN THE SAME. FOR INFORMATION ON YOUR ACCOUNT, YOU SHOULD CONTINUE TO CALL 1-612-667-8833 (MINNEAPOLIS/ST. PAUL) OR 1-800-338-1348 (ELSEWHERE) AND
       PRESS OPTION 3.


                          III. CHANGES IN SALES CHARGES

       Beginning  May 17,  1999,  the sales  load  structure  for A Shares and B
       Shares will change to the structure set forth below. This information about the funds' sales charge structure replaces all corresponding information about sales charges in your current Prospectus.

       A SHARES*

                                                                          BROKER-DEALER
             BREAKPOINT                            LOAD                    REALLOWANCE
----------------------------------------------------------------------------------------
(symbol less than)$50,000                          4.50%                     4.00%
             $50,000-99,999                        4.00%                     3.50%
             $100,000-249,999                      3.50%                     3.00%
             $250,000-499,999                      2.50%                     2.25%
             $500,000-999,999                      2.00%                     1.75%
             >$1,000,000                           0.00%                     1.00%

       *If you redeem A Shares purchased without a sales charge within one year of the date of purchase, the funds may impose a 1.00% charge. This charge is based on the lower of the NAV of the shares redeemed on the date of purchase or the date of redemption.

       B SHARES

       If you purchase B Shares of any fund after May 17, 1999, those shares will not convert into A Shares until the beginning of the eighth year after your purchase. You will pay a CDSC on these B Shares as follows if you redeem them before they convert:


       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
                        Broker
                        Payout     Year 1    Year 2     Year 3    Year 4     Year 5    Year 6     Year 7
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
         CDSC             4%         5%        4%          3%       3%         2%        1%         0%
       --------------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------

       EXCHANGES

       Beginning May 17, 1999, if you exchange A Shares of a fund for A Shares of another fund with a higher sales load, you will not be required to pay the difference in the sales load.

       SALES CHARGE REDUCTION PROGRAM ENHANCEMENTS:

       A SHARES
       Beginning May 17, 1999, if you purchase A Shares of a Norwest Advantage Fund, that purchase may count towards reductions of sales charges for purchases of Class A shares of funds in the Stagecoach fund family. Currently, through Rights of Accumulation, you may reduce the sales charges you pay on A Shares of Norwest Advantage Funds by accumulating purchases of different Norwest Advantage Funds to reach one of the breakpoints listed in this Supplement. You also may pay a lower sales charge by signing a Statement of Intention to invest a specific amount over a certain period of time. Beginning May 17, 1999, you may use your Norwest Advantage Funds Right of Accumulation or Statement of Intention to accumulate purchases of different Norwest Advantage Funds AND STAGECOACH FUNDS to reach a breakpoint in the sales charges for A Shares.

       B SHARES
       For Class B shares purchased after May 17, 1999, a fund will not charge any CDSC for your withdrawal of B Shares under an Automatic Withdrawal Plan, provided that your aggregate withdrawal of the fund's shares under the Plan does not exceed 10% (including dividend and capital gain distributions) annually of your B Shares shareholdings of the fund, based on the anniversary date of the Plan.